Average Annual Total Returns - BLACKROCK EXCHANGE PORTFOLIO	Apr. 30, 2021
S&P 500 Index
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%	[1]
BLACKROCK EXCHANGE PORTFOLIO
Average Annual Return:
1 Year	9.19%
5 Years	12.32%
10 Years	10.47%	[1]
BLACKROCK EXCHANGE PORTFOLIO | After Taxes on Distributions
Average Annual Return:
1 Year	8.83%
5 Years	11.89%
10 Years	10.04%	[1]
BLACKROCK EXCHANGE PORTFOLIO | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.68%
5 Years	9.78%
10 Years	8.57%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal years ended December 31, 2013 and December 31, 2014 in settlement of litigation.